DISPOSAL OF SUBSIDIARIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from deconsolidation of a subsidiary		¥ 56,522
Shenzhen Yunding Information Technology Company Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from deconsolidation of a subsidiary		¥ 56,522
Shenzhen Yunding Information Technology Company Limited [Member] | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold (as a percent)	5.00%	26.70%
Cash consideration	¥ 20,000	¥ 22,500
Previous intercompany loan, outstanding principal		¥ 24,514
Ownership interest (as a percent)	24.30%